Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Estimated Useful Lives of Assets

The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Over lease term

Schedule of Changes in Carrying Value of Property, Plant and Equipment

Following are the changes in the carrying value of property, plant and equipment for the year ended March 31, 2018:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2017	272	1,123	466	700	261	5	2,827
Additions	21	122	56	73	29	1	302
Deletions	–	–	(3)	(17)	(3)	(1)	(24)
Reclassified under held for sale (refer note 2.9)	–	–	–	(6)	(4)	–	(10)
Translation difference	(1)	2	(1)	(1)	2	–	1
Gross carrying value as of March 31, 2018	292	1,247	518	749	285	5	3,096
Accumulated depreciation as of April 1, 2017	(4)	(376)	(301)	(471)	(168)	(3)	(1,323)
Depreciation	(1)	(43)	(62)	(107)	(40)	(1)	(254)
Accumulated depreciation on deletions	–	–	2	17	3	1	23
Reclassified under held for sale (refer note 2.9)	–	–	–	4	3	–	7
Translation difference	–	2	2	–	(1)	–	3
Accumulated depreciation as of March 31, 2018	(5)	(417)	(359)	(557)	(203)	(3)	(1,544)
Capital work-in-progress as of March 31, 2018							311
Carrying value as of March 31, 2018	287	830	159	192	82	2	1,863
Capital work-in-progress as of April 1, 2017							303
Carrying value as of April 1, 2017	268	747	165	229	93	2	1,807

Following are the changes in the carrying value of property, plant and equipment for the year ended March 31, 2017:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2016	244	955	392	615	218	4	2,428
Additions	22	147	73	120	57	1	420
Deletions	–	–	(8)	(47)	(17)	(1)	(73)
Translation difference	6	21	9	12	3	1	52
Gross carrying value as of March 31, 2017	272	1,123	466	700	261	5	2,827
Accumulated depreciation as of April 1, 2016	(3)	(332)	(243)	(395)	(149)	(3)	(1,125)
Depreciation	(1)	(35)	(57)	(101)	(31)	(1)	(226)
Accumulated depreciation on deletions	–	–	5	34	14	1	54
Translation difference	–	(9)	(6)	(9)	(2)	–	(26)
Accumulated depreciation as of March 31, 2017	(4)	(376)	(301)	(471)	(168)	(3)	(1,323)
Capital work-in-progress as of March 31, 2017							303
Carrying value as of March 31, 2017	268	747	165	229	93	2	1,807
Capital work-in-progress as of April 1, 2016							286
Carrying value as of April 1, 2016	241	623	149	220	69	1	1,589

Following are the changes in the carrying value of property, plant and equipment for the year ended March 31, 2016:

						(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2015	250	940	337	535	189	6	2,257
Additions	9	68	76	168	40	1	362
Deletions	–	–	(1)	(60)	(1)	(2)	(64)
Translation difference	(15)	(53)	(20)	(28)	(10)	(1)	(127)
Gross carrying value as of March 31, 2016	244	955	392	615	218	4	2,428
Accumulated depreciation as of April 1, 2015	(3)	(317)	(207)	(365)	(132)	(3)	(1,027)
Depreciation	(1)	(33)	(49)	(84)	(24)	(1)	(192)
Accumulated depreciation on deletions	–	–	1	36	1	1	39
Translation difference	1	18	12	18	6	–	55
Accumulated depreciation as of March 31, 2016	(3)	(332)	(243)	(395)	(149)	(3)	(1,125)
Capital work-in-progress as of March 31, 2016							286
Carrying value as of March 31, 2016	241	623	149	220	69	1	1,589
Capital work-in-progress as of April 1, 2015							230
Carrying value as of April 1, 2015	247	623	130	170	57	3	1,460